Shareholder Report, Holdings (Details) - C000258312	Jun. 30, 2026
Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.80%